Cost of revenues	12 Months Ended
Dec. 31, 2023
Cost of revenues
Cost of revenues

17.Cost of revenues

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue sharing fees and content costs	8,374,555	7,535,690	5,378,413
Bandwidth costs	713,672	537,921	360,660
Salaries and welfare	322,604	288,141	241,243
Payment handling costs	151,913	100,367	64,665
Share-based compensation	56,629	31,955	16,137
Others	131,787	116,652	118,007
Total	9,751,160	8,610,726	6,179,125